Intangible Assets, Net (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 MOP (MOP$)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 MOP (MOP$)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 MOP (MOP$)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 MOP (MOP$)
Related Party Transaction [Line Items]
Proceeds from related party	$ 1,368,417		$ 1,158,243
Total contract amount	192,735				MOP$ 1,545,000
Deposits	141,339	MOP$ 1,133,000
Contractual commitments	51,396				MOP$ 412,000
Amortization expense	$ 402,527		$ 64,006
Fintech Solution [Member]
Related Party Transaction [Line Items]
Proceeds from related party								$ 1,158,243	MOP$ 9,270,000
Blackchain System [Member]
Related Party Transaction [Line Items]
Proceeds from related party						$ 212,008	MOP$ 1,699,500